Pay vs Performance Disclosure $ / shares in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:
Year (1)	Summary Compensation Table Total for PEO ($)(2)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)	Company Total Shareholder Return ($)(4)	Peer Group Total Shareholder Return ($)(5)	Net Income (Loss) (in thousands) ($)(6)	Adjusted EBITDA (Loss) (in thousands) ($)(7)
2025	14,545,617	36,786,422	4,897,307	11,528,995	64	248	15,318	76,604
2024	12,760,578	22,388,040	4,199,271	6,945,312	34	201	(32,829)	7,171
2023	4,266,774	9,047,023	1,873,307	3,318,178	22	148	(133,933)	(44,514)
2022	13,583,222	(5,051,506)	896,705	(1,798,741)	13	95	(156,559)	(49,601)
2021	1,272,840	12,645,437	5,272,339	3,812,619	109	133	(106,606)	(24,020)

Named Executive Officers, Footnote
(2)The dollar amounts reported in the table are the amounts of total compensation reported for Mr. Ehrlichman and the average amounts of total compensation reported for the other NEOs as a group, as listed in footnote (4), for each corresponding year in the "Total" column of the Summary Compensation Table, as applicable. See "NEO Compensation Tables—2025 Summary Compensation Table."
	The PEO reported in the table represents Mr. Ehrlichman for all five years shown, and the other NEOs as a group represents Messrs. Neagle and Heimbinger for 2021, Messrs. Tabak, Neagle, and Heimbigner for 2022, and Messrs. Tabak and Neagle for years 2023, 2024, and 2025. The dollar amounts reported represent the amount of CAP as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Ehrlichman or the other NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following table provides the adjustments that were made to Mr. Ehrlichman’s and the other NEOs' total compensation for 2025 to determine the CAP.
Peer Group Issuers, Footnote	Assumes an investment of $100 was made in the S&P 500 IT Index on December 31, 2020, and measures cumulative TSR from that date through and including December 31 of the most recent fiscal year.
PEO Total Compensation Amount	$ 14,545,617	$ 12,760,578	$ 4,266,774	$ 13,583,222	$ 1,272,840
PEO Actually Paid Compensation Amount	$ 36,786,422	22,388,040	9,047,023	(5,051,506)	12,645,437
Adjustment To PEO Compensation, Footnote
(3)The PEO reported in the table represents Mr. Ehrlichman for all five years shown, and the other NEOs as a group represents Messrs. Neagle and Heimbinger for 2021, Messrs. Tabak, Neagle, and Heimbigner for 2022, and Messrs. Tabak and Neagle for years 2023, 2024, and 2025. The dollar amounts reported represent the amount of CAP as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Ehrlichman or the other NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following table provides the adjustments that were made to Mr. Ehrlichman’s and the other NEOs' total compensation for 2025 to determine the CAP.

	Fiscal Year 2025
	PEO ($)	Non-PEO NEOs ($)
Summary Compensation Table Total	14,545,617	4,897,307
Adjustments: (a)
Less Reported Value of Equity Awards (b)	(12,599,322)	(3,787,539)
Plus Value of Outstanding and Unvested Awards Granted During the Year	18,299,291	5,467,302
Plus Change in Value of Outstanding and Unvested Awards Granted in Prior Years	14,437,885	4,064,568
Plus Value as of Vesting Date of Awards Granted and Vested During the Year	—	—
Plus Change in Value of Awards Granted in Prior Years and Vested During the Year	2,191,325	887,357
Minus Fair Value at the End of the Prior Year of Awards that Failed to Meet Vesting Conditions During the Year	(88,374)	—
Compensation Actually Paid (CAP)	$36,786,422	$11,528,995

(a)    The fair values of RSUs and PRSUs included in the CAP to our PEO and the Average CAP to our other NEOs are calculated at the required measurement dates in accordance with FASB ASC 718, consistent with the approach used to value the awards at the grant date as described in our Form 10-K. In accordance with Item 402(v) of Regulation S-K, the fair values of unvested and outstanding equity awards were remeasured as of the end of each year, and as of each vesting date. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the grant date. Any material changes to the RSU, PRSU, and stock option fair values from the grant date (for current year grants) and from prior year-end (for prior year grants) are based on our updated stock price at the respective measurement dates, and for PRSUs, updated estimates for performance outcomes.
(b)    The grant date fair value of equity awards represents the total of the amounts reported in the "Stock Awards" column in the Summary Compensation Table for the applicable year.

Non-PEO NEO Average Total Compensation Amount	$ 4,897,307	4,199,271	1,873,307	896,705	5,272,339
Non-PEO NEO Average Compensation Actually Paid Amount	$ 11,528,995	6,945,312	3,318,178	(1,798,741)	3,812,619
Adjustment to Non-PEO NEO Compensation Footnote	The PEO reported in the table represents Mr. Ehrlichman for all five years shown, and the other NEOs as a group represents Messrs. Neagle and Heimbinger for 2021, Messrs. Tabak, Neagle, and Heimbigner for 2022, and Messrs. Tabak and Neagle for years 2023, 2024, and 2025. The dollar amounts reported represent the amount of CAP as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Ehrlichman or the other NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following table provides the adjustments that were made to Mr. Ehrlichman’s and the other NEOs' total compensation for 2025 to determine the CAP.

	Fiscal Year 2025
	PEO ($)	Non-PEO NEOs ($)
Summary Compensation Table Total	14,545,617	4,897,307
Adjustments: (a)
Less Reported Value of Equity Awards (b)	(12,599,322)	(3,787,539)
Plus Value of Outstanding and Unvested Awards Granted During the Year	18,299,291	5,467,302
Plus Change in Value of Outstanding and Unvested Awards Granted in Prior Years	14,437,885	4,064,568
Plus Value as of Vesting Date of Awards Granted and Vested During the Year	—	—
Plus Change in Value of Awards Granted in Prior Years and Vested During the Year	2,191,325	887,357
Minus Fair Value at the End of the Prior Year of Awards that Failed to Meet Vesting Conditions During the Year	(88,374)	—
Compensation Actually Paid (CAP)	$36,786,422	$11,528,995

(a)    The fair values of RSUs and PRSUs included in the CAP to our PEO and the Average CAP to our other NEOs are calculated at the required measurement dates in accordance with FASB ASC 718, consistent with the approach used to value the awards at the grant date as described in our Form 10-K. In accordance with Item 402(v) of Regulation S-K, the fair values of unvested and outstanding equity awards were remeasured as of the end of each year, and as of each vesting date. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the grant date. Any material changes to the RSU, PRSU, and stock option fair values from the grant date (for current year grants) and from prior year-end (for prior year grants) are based on our updated stock price at the respective measurement dates, and for PRSUs, updated estimates for performance outcomes.
(b)    The grant date fair value of equity awards represents the total of the amounts reported in the "Stock Awards" column in the Summary Compensation Table for the applicable year.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

MOST IMPORTANT PERFORMANCE MEASURES TO DETERMINE 2025 COMPENSATION ACTUALLY PAID
Adjusted EBITDA (Loss)	Relative Total Shareholder Return	Porch Shareholder Interest Revenue	Reciprocal Health Modifier

Total Shareholder Return Amount	$ 64	34	22	13	109
Peer Group Total Shareholder Return Amount	248	201	148	95	133
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 15,318,000	$ (32,829,000)	$ (133,933,000)	$ (156,559,000)	$ (106,606,000)
Company Selected Measure Amount | $ / shares	76,604	7,171	(44,514)	(49,601)	(24,020)
PEO Name	Mr. Ehrlichman
Additional 402(v) Disclosure	We have never sponsored or maintained any defined benefit or actuarial pension plans. Therefore no pension value adjustments were made to the compensation actually paid amounts set forth in the table above. The Company has not paid nor accrued any dividends on equity awards in any applicable year.Assumes an investment of $100 was made in the Company's common stock on December 31, 2020, the last trading day before the Company's earliest year in the table, and measures cumulative TSR from that date through and including December 31 of the most recent fiscal year. Historical stock performance is not necessarily indicative of future stock performance. Reflects the Company's Net Income (Loss) as reported in our financial statements for the specified year.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA (Loss)
Non-GAAP Measure Description	Reflects the Company's Adjusted EBITDA (Loss) as reported in our financial statements for the specified year.
Measure:: 2
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	Porch Shareholder Interest Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Reciprocal Health Modifier
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (12,599,322)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,299,291
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,437,885
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,191,325
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(88,374)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,787,539)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,467,302
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,064,568
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	887,357
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0